Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 99.9	$ 36.6
Accounts receivable, net of allowance for doubtful accounts	1,254.9	1,091.5
Merchandise inventory	321.7	292.8
Miscellaneous receivables	143.6	192.8
Deferred income taxes	24.6	52.8
Prepaid expenses and other	34.7	35.8
Total current assets	1,879.4	1,702.3
Property and equipment, net	154.3	158.1
Goodwill	2,208.4	2,209.1
Other intangible assets, net	1,636.0	1,791.2
Deferred financing costs, net	68.5	79.7
Fair value of interest rate cap agreements	0.7	1.2
Other assets	2.3	2.2
Total assets	5,949.6	5,943.8
Liabilities and Shareholders' Deficit
Accounts payable-trade	517.8	537.1
Accounts payable-inventory financing	278.7	28.2
Current maturities of long-term debt and capital leases	201.0	132.6
Fair value of interest rate swap agreements	0	2.8
Deferred revenue	27.8	28.6
Accrued expenses:
Compensation	106.6	91.3
Interest	54.9	64.3
Sales taxes	23.1	23.2
Advertising	38.8	27.0
Income taxes	0	4.2
Other	92.6	87.6
Total current liabilities	1,341.3	1,026.9
Long-term liabilities:
Debt and capital leases	3,865.0	4,157.4
Deferred income taxes	692.0	730.3
Accrued interest	13.0	32.3
Other liabilities	45.6	40.4
Total long-term liabilities	4,615.6	4,960.4
Commitments and contingencies	0	0
Shareholders' deficit:
Paid-in capital	2,186.1	2,166.7
Accumulated deficit	(2,191.3)	(2,208.0)
Accumulated other comprehensive loss	(2.1)	(2.2)
Total shareholders' deficit	(7.3)	(43.5)
Total liabilities and shareholders' deficit	5,949.6	5,943.8
Class A Common Shares [Member]
Shareholders' deficit:
Common shares	0	0
Class B Common Shares [Member]
Shareholders' deficit:
Common shares	$ 0	$ 0